Fair-Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Placement Of Assets And Liabilities Within The Fair Value Hierarchy Levels
The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2018 and 2017.

	December 31, 2018			December 31, 2017
Recurring Fair Value Measures	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Commodity derivatives:
Assets	$3,900	$1,274	$—	$559	$—	$—
Liabilities	$(1,405)	$(125)	$—	$(2,066)	$—	$—
Preferred Distribution Rate Reset Election	$—	$—	$(40,840)	$—	$—	$(45,209)

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table provides a reconciliation of changes in fair value at the beginning and ending balances for our derivatives classified as level 3:

Balance as of December 31, 2016	—
Initial valuation of Preferred Distribution Rate Reset Election	(34,450)
Net Loss for the period including earnings	(10,472)
Allocation of Distribution Paid-in-kind	(287)
Balance as of December 31, 2017	(45,209)
Net gain for the period included in earnings	8,360
Allocation of Distribution Paid-in-kind	(3,991)
Balance as of December 31, 2018	$(40,840)